United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2019

Date of Reporting Period: Quarter ended 06/30/2018

Item 1.	Schedule of Investments

Federated Floating Rate Strategic Income Fund
Portfolio of Investments
June 30, 2018 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.1%
$106,457		FHLMC ARM 781523, 3.999%, 5/01/2034	$111,909
115,785		FHLMC ARM 1H2662, 3.806%, 5/01/2036	120,368
186,389		FHLMC ARM 848194, 3.669%, 8/01/2035	194,789
122,946		FHLMC ARM 848746, 3.869%, 7/01/2034	128,581
		TOTAL	555,647
		Federal National Mortgage Association ARM—0.0%
50,606		FNMA ARM 745059, 3.509%, 9/01/2035	51,775
69,941		FNMA ARM 881959, 3.460%, 2/01/2036	71,640
51,854		FNMA ARM 810320, 3.744%, 4/01/2034	54,823
		TOTAL	178,238
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $742,588)	733,885
		CORPORATE BONDS—28.7%
		Aerospace/Defense—0.4%
3,805,000		Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	3,990,494
		Automotive—2.3%
3,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.695%, (3-month USLIBOR +0.340%), 2/14/2020	3,007,058
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.893%, (3-month USLIBOR +0.530%), 5/5/2020	2,008,305
3,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.955%, (3-month USLIBOR +0.630%), 1/6/2020	3,014,312
3,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.203%, (3-month USLIBOR +0.840%), 5/4/2023	3,010,959
3,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.793%, (3-month USLIBOR +0.430%), 11/2/2020	2,989,531
2,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.331%, (3-month USLIBOR +1.000%), 1/9/2020	2,014,630
2,145,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.606%, (3-month USLIBOR +1.270%), 3/28/2022	2,170,250
2,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.861%, (3-month USLIBOR +0.520%), 3/15/2021	2,004,067
2,400,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 3.026%, (3-month USLIBOR +0.690%), 9/28/2022	2,404,400
2,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.027%, (3-month USLIBOR +0.690%), 1/11/2022	2,025,729
		TOTAL	24,649,241
		Cable Satellite—1.0%
2,000,000		Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	1,995,000
2,000,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 3/1/2023	1,885,000
2,000,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,990,000
5,000,000		Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	4,775,250
		TOTAL	10,645,250
		Chemicals—0.5%
2,000,000		Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	1,975,000
3,000,000		Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	3,060,000
		TOTAL	5,035,000
		Consumer Cyclical Services—0.2%
2,550,000		GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	2,613,750
		Consumer Products—0.3%
3,200,000		Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	3,184,000
		Environmental—0.2%
600,000		Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	615,000
1,025,000		Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	1,050,625
		TOTAL	1,665,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Finance Companies—1.8%
$600,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/2020	$611,933
3,000,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	3,061,166
3,000,000	[1]	American Express Co., 2.969%, (3-month USLIBOR +0.650%), 2/27/2023	2,995,957
2,000,000	[1]	American Express Co., Sr. Unsecd. Note, 2.968%, (3-month USLIBOR +0.610%), 8/1/2022	2,002,349
3,000,000	[1]	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 3.021%, (3-month USLIBOR +0.700%), 3/3/2022	3,020,685
1,475,000		Avolon Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 1/15/2023	1,475,000
4,000,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	3,945,000
2,250,000		Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	2,235,960
		TOTAL	19,348,050
		Financial Institutions—6.3%
2,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.987%, (3-month USLIBOR +0.650%), 4/1/2022	2,013,872
3,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 3.359%, (3-month USLIBOR +1.000%), 4/24/2023	3,033,210
3,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.742%, (3-month USLIBOR +0.380%), 1/23/2022	2,982,638
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.519%, (3-month USLIBOR +1.160%), 1/20/2023	2,032,725
2,000,000	[1]	Branch Banking & Trust Co., Sr. Unsecd. Note, 2.798%, (3-month USLIBOR +0.450%), 1/15/2020	2,008,272
2,310,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 3.509%, (3-month USLIBOR +1.150%), 1/30/2023	2,329,522
2,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.680%, (3-month USLIBOR +0.320%), 5/1/2020	2,001,943
2,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.730%, (3-month USLIBOR +1.430%), 9/1/2023	2,042,317
2,120,000	[1]	Citizens Bank NA, Sr. Unsecd. Note, 2.861%, (3-month USLIBOR +0.540%), 3/2/2020	2,124,875
1,670,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, 3.057%, (3-month USLIBOR +0.730%), 6/11/2021	1,669,986
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.08%, (3-month USLIBOR +0.750%), 2/23/2023	2,990,671
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.368%, (3-month USLIBOR +1.050%), 6/5/2023	3,022,185
2,920,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.472%, (3-month USLIBOR +1.110%), 4/26/2022	2,949,812
2,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.083%, (3-month USLIBOR +0.730%), 4/23/2024	1,991,234
2,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.260%, (3-month USLIBOR +0.900%), 4/25/2023	2,018,414
2,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.348%, (3-month USLIBOR +1.000%), 1/15/2023	2,024,159
2,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.630%, (3-month USLIBOR +0.270%), 1/25/2021	1,999,650
2,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.936%, (3-month USLIBOR +0.610%), 5/18/2022	2,018,698
3,900,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.940%, (3-month USLIBOR +0.640%), 12/1/2021	3,890,647
1,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 3.292%, (3-month USLIBOR +0.930%), 7/22/2022	1,008,493
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.903%, (3-month USLIBOR +0.550%), 2/10/2021	2,004,388
3,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.583%, (3-month USLIBOR +1.220%), 5/8/2024	3,032,020
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.759%, (3-month USLIBOR +1.400%), 10/24/2023	2,046,988
3,000,000	[1]	Regions Bank, Alabama, Sr. Unsecd. Note, Series BKNT, 2.717%, (3-month USLIBOR +0.380%), 4/1/2021	2,997,510
2,500,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.502%, (3-month USLIBOR +0.140%), 10/23/2020	2,495,107
3,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.682%, (3-month USLIBOR +0.320%), 4/26/2021	3,003,197
2,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.286%, (3-month USLIBOR +0.930%), 2/11/2022	2,021,230
2,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.469%, (3-month USLIBOR +1.110%), 1/24/2023	2,031,235
2,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.589%, (3-month USLIBOR +1.230%), 10/31/2023	2,041,723
		TOTAL	67,826,721
		Food & Beverage—1.1%
1,130,000	[1]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, Series 5FRN, 3.052%, (3-month USLIBOR +0.740%), 1/12/2024	1,140,886
2,000,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	1,975,000
830,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.363%, (3-month USLIBOR +1.010%), 10/17/2023	837,645
3,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.173%, (3-month USLIBOR +0.820%), 8/10/2022	3,011,812
3,000,000	[1]	PepsiCo, Inc., Sr. Unsecd. Note, 2.728%, (3-month USLIBOR +0.365%), 5/2/2022	3,019,808
1,360,000	[1]	Tyson Foods, Inc., Sr. Unsecd. Note, 2.781%, (3-month USLIBOR +0.450%), 8/21/2020	1,360,413
		TOTAL	11,345,564

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—0.4%
$4,775,000		Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	$4,739,187
		Health Care—3.0%
2,000,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.125%, 7/1/2022	2,005,000
3,000,000		Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,805,000
2,000,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,043,750
1,000,000		Avantor, Inc., Series 144A, 6.00%, 10/1/2024	991,700
3,000,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 3.344%, (3-month USLIBOR +1.030%), 6/6/2022	3,011,497
1,000,000		Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	1,013,750
5,650,000		Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	5,551,125
3,625,000		Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	3,751,875
4,900,000		SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	4,924,500
2,000,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,095,000
1,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 5.50%, 3/1/2019	1,015,000
3,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	2,996,250
		TOTAL	32,204,447
		Independent Energy—2.2%
2,000,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	2,035,000
750,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 2.976%, (3-month USLIBOR +0.650%), 9/19/2022	758,858
2,000,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	2,035,000
2,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 2.801%, (3-month USLIBOR +0.480%), 3/3/2022	2,021,089
3,000,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	2,902,500
1,893,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,930,311
2,000,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	1,965,000
4,000,000		Range Resources Corp., Sr. Unsecd. Note, 5.00%, 8/15/2022	3,980,000
3,000,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	2,880,000
4,100,000		Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	3,126,250
		TOTAL	23,634,008
		Insurance - P&C—0.3%
2,900,000		Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	2,958,000
		Media Entertainment—0.3%
3,000,000	[1]	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 2.508%, (3-month USLIBOR +0.190%), 6/5/2020	3,005,235
		Metals & Mining—0.2%
2,000,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	1,895,000
		Midstream—0.5%
275,000		NGPL PipeCo LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 8/15/2022	273,281
4,000,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	3,900,000
1,350,000		Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 1/15/2023	1,299,375
		TOTAL	5,472,656
		Oil Field Services—0.4%
3,925,000		Sesi LLC, 7.125%, 12/15/2021	3,998,594
		Packaging—0.8%
3,800,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, Series 144A, 4.25%, 9/15/2022	3,738,250
2,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	1,952,500
1,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	1,012,500
2,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	2,087,500
		TOTAL	8,790,750
		Pharmaceuticals—2.8%
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 3.288%, (3-month USLIBOR +1.010%), 12/15/2023	4,553,157
2,075,000		Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	2,101,352

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$6,000,000		Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	$4,830,000
1,000,000		Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2022	900,000
4,000,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	3,990,800
725,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	715,938
7,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.75%, 8/1/2022	6,335,000
3,000,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.80%, 7/21/2023	2,593,305
2,000,000		Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	1,975,000
2,000,000		Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	1,886,250
		TOTAL	29,880,802
		Retailers—0.9%
1,000,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.833%, (3-month USLIBOR +0.500%), 12/13/2019	1,000,994
2,520,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 3.047%, (3-month USLIBOR +0.720%), 3/9/2021	2,533,681
2,680,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 3.055%, (3-month USLIBOR +0.700%), 4/17/2020	2,685,590
2,000,000		Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,020,000
8,000		Penney (J.C.) Co., Inc., 5.65%, 6/1/2020	7,890
2,000,000		Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	1,882,500
		TOTAL	10,130,655
		Supermarkets—0.2%
1,975,000	[1]	Albertsons Cos., Inc., Sec. Fac. Bond, Series 144A, 6.085%, (3-month USLIBOR +3.750%), 1/15/2024	1,984,875
		Technology—1.1%
3,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 2.869%, (3-month USLIBOR +0.500%), 2/9/2022	3,038,586
1,300,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	1,319,331
3,000,000	[1]	IBM Corp., Sr. Unsecd. Note, 2.596%, (3-month USLIBOR +0.230%), 1/27/2020	3,010,006
1,550,000		Symantec Corp., Sr. Unsecd. Note, 3.95%, 6/15/2022	1,513,000
3,000,000		Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	2,887,500
		TOTAL	11,768,423
		Utility - Electric—0.6%
525,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 2.987%, (3-month USLIBOR +0.650%), 3/27/2020	525,018
4,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.25%, 7/15/2022	4,126,200
1,750,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	1,693,125
		TOTAL	6,344,343
		Wireless Communications—0.6%
2,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 3.264%, (3-month USLIBOR +0.930%), 6/30/2020	2,022,930
2,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 3.105%, (3-month USLIBOR +0.770%), 6/17/2019	2,011,361
410,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 4.086%, (3-month USLIBOR +1.750%), 9/14/2018	411,430
2,500,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 3.335%, (3-month USLIBOR +1.000%), 3/16/2022	2,540,998
		TOTAL	6,986,719
		Wireline Communications—0.3%
3,000,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 3.290%, (3-month USLIBOR +0.990%), 1/16/2024	2,988,378
		TOTAL CORPORATE BONDS (IDENTIFIED COST $308,895,957)	307,085,767
	[1]	ASSET-BACKED SECURITIES—3.7%
		Auto Receivables—0.3%
2,300,000		BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.350%, (1-month USLIBOR +0.320%), 5/15/2023	2,300,118
1,116,925		Chesapeake Funding II LLC 2016-2A, Class A2, 3.073%, (1-month USLIBOR +1.000%), 6/15/2028	1,120,285
		TOTAL	3,420,403
		Credit Card—3.1%
5,000,000		American Express Credit Account Master 2013-1, Class A, 2.493%, (1-month USLIBOR +0.420%), 2/16/2021	5,000,698
1,500,000		American Express Credit Account Master 2013-1, Class B, 2.773%, (1-month USLIBOR +0.700%), 2/16/2021	1,500,304

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$5,000,000		American Express Credit Account Master Trust 2014-1, Class A, 2.443%, (1-month USLIBOR +0.370%), 12/15/2021	$5,013,103
6,000,000		Bank of America Credit Card 2016-A1, Class A, 2.463%, (1-month USLIBOR +0.390%), 10/15/2021	6,013,426
3,000,000		Cards II Trust, Class A, 2.773%, (1-month USLIBOR +0.700%), 7/15/2021	3,000,686
10,000,000		Chase Issuance Trust 2013-A9, Class A, 2.493%, (1-month USLIBOR +0.420%), 11/16/2020	10,013,413
2,100,000		Master Credit Card Trust 2018-1A, Class A, 2.578%, (1-month USLIBOR +0.490%), 7/22/2024	2,097,117
		TOTAL	32,638,747
		Other—0.2%
2,200,000		PFS Financing Corp. 2018-A, Class A, 2.319%, (1-month USLIBOR +0.400%), 2/15/2022	2,201,715
		Student Loan—0.1%
859,791		SLM Student Loan Trust 2013-C, Class A2B, 3.473%, (1-month USLIBOR +1.400%), 10/15/2031	866,370
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $39,161,520)	39,127,235
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
		Commercial Mortgage—0.1%
600,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 3.123%, (1-month USLIBOR +1.050%), 7/15/2046	608,757
		Federal Home Loan Mortgage Corporation—0.7%
1,535,394		REMIC 2976 KJ, 2.423%, (1-month USLIBOR +0.350%), 5/15/2035	1,539,930
260,328		REMIC 3122 FE, 2.373%, (1-month USLIBOR +0.300%), 3/15/2036	260,355
658,096		REMIC 3241 FM, 2.453%, (1-month USLIBOR +0.380%), 11/15/2036	660,430
1,312,450		REMIC 3922 CF, 2.473%, (1-month USLIBOR +0.400%), 4/15/2041	1,316,995
4,200,217		REMIC 4097 KF, 2.373%, (1-month USLIBOR +0.300%), 9/15/2031	4,207,604
		TOTAL	7,985,314
		Federal National Mortgage Association—0.9%
548,875		REMIC 2006-111 FA, 2.471%, (1-month USLIBOR +0.380%), 11/25/2036	551,121
2,589,493		REMIC 2006-85 PF, 2.471%, (1-month USLIBOR +0.380%), 9/25/2036	2,601,781
913,894		REMIC 2006-99 AF, 2.511%, (1-month USLIBOR +0.420%), 10/25/2036	919,110
167,565		REMIC 2010-134 BF, 2.521%, (1-month USLIBOR +0.430%), 10/25/2040	168,238
331,967		REMIC 2010-135 FP, 2.491%, (1-month USLIBOR +0.400%), 12/25/2040	334,035
788,857		REMIC 2012-135 FA, 2.391%, (1-month USLIBOR +0.300%), 11/25/2039	789,083
1,072,643		REMIC 2012-79 F, 2.541%, (1-month USLIBOR +0.450%), 7/25/2042	1,078,521
3,168,684		REMIC 2014-73 FA, 2.441%, (1-month USLIBOR +0.350%), 11/25/2044	3,177,574
		TOTAL	9,619,463
		Government National Mortgage Association—0.7%
6,919,928		REMIC 2012-41 FA, 2.484%, (1-month USLIBOR +0.400%), 3/20/2042	6,982,648
		Non-Agency Mortgage—0.3%
483,661		Gosforth Funding PLC 2016-1A, Class A1A, 3.043%, (3-month USLIBOR +0.700%), 2/15/2058	484,752
2,900,000		Silverstone Master Issuer 2018-1A, Class 1A, 2.120%, (3-month USLIBOR +0.390%), 1/21/2070	2,895,296
		TOTAL	3,380,048
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $28,546,730)	28,576,230
	[1]	FLOATING RATE LOANS—4.7%
		Automotive—0.2%
2,000,000		Goodyear Tire & Rubber Co., Term Loan—2nd Lien, 4.050%, (3-month USLIBOR +2.000%), 3/7/2025	2,005,310
		Cable Satellite—0.9%
3,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 4.573%, (3-month USLIBOR +2.500%), 1/15/2026	3,479,227
5,970,000		Charter Communications Operating LLC, Term Loan—1st Lien, 4.100%, (3-month USLIBOR +2.000%), 4/30/2025	5,968,597
		TOTAL	9,447,824
		Chemicals—0.3%
1,105,263		WR Grace & Co-Conn, Term Loan—1st Lien, 4.084%, (3-month USLIBOR +1.750%), 4/3/2025	1,103,649

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$1,894,737		WR Grace & Co-Conn, Term Loan—1st Lien, 4.084%, (3-month USLIBOR +2.000%), 4/3/2025	$1,891,971
		TOTAL	2,995,620
		Finance Companies—0.2%
2,000,000		Avolon Holdings Ltd., Term Loan—1st Lien, 4.088%, (3-month USLIBOR +2.000%), 1/15/2025	1,978,050
		Food & Beverage—0.4%
2,418,214		Aramark Services, Inc., Term Loan—1st Lien, 4.084%, (3-month USLIBOR +1.750%), 3/28/2024	2,420,862
1,496,250		Aramark Services, Inc., Term Loan—1st Lien, 4.084%, (3-month USLIBOR +1.750%), 3/11/2025	1,496,722
		TOTAL	3,917,584
		Gaming—0.7%
5,897,020		Las Vegas Sands Corp., Term Loan—1st Lien, 3.844%, (3-month USLIBOR +1.750%), 3/27/2025	5,864,381
1,240,625		Seminole Tribe of Florida, Inc., Term Loan—1st Lien, 4.086%, (3-month USLIBOR +1.750%), 7/6/2024	1,245,054
476,250		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 5.058%, (3-month USLIBOR +2.750%), 5/14/2020	478,631
		TOTAL	7,588,066
		Health Care—0.1%
205,061		HCA, Inc., Term Loan—1st Lien, 3.844%, (3-month USLIBOR +1.750%), 3/18/2023	205,516
498,750		HCA, Inc., Term Loan—1st Lien, 4.094%, (3-month USLIBOR +2.000%), 3/13/2025	500,902
		TOTAL	706,418
		Lodging—0.3%
2,835,321		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.841%, (3-month USLIBOR +1.750%), 10/25/2023	2,838,270
500,000		Wyndham Hotels & Resorts, Inc., Term Loan—1st Lien, 3.842%, (3-month USLIBOR +1.750%), 5/30/2025	499,845
		TOTAL	3,338,115
		Media Entertainment—0.1%
748,125		Lamar Media Corp., Term Loan—1st Lien, 3.875%, (3-month USLIBOR +1.750%), 3/14/25	748,903
985,050		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 4.046%, (3-month USLIBOR +2.000%), 10/4/2023	985,552
		TOTAL	1,734,455
		Packaging—0.3%
1,500,000		Crown Americas LLC, Term Loan—1st Lien, 4.090%, (3-month USLIBOR +2.000%), 1/29/2025	1,503,120
1,783,569		SIG Combibloc, Term Loan—1st Lien, 4.844%, (3-month USLIBOR +2.750%), 3/13/2022	1,786,547
		TOTAL	3,289,667
		Pharmaceuticals—0.2%
2,500,000		Iqvia, Inc., Term Loan—1st Lien, 4.086%, (3-month USLIBOR +1.750%), 6/8/2025	2,481,250
		Restaurants—0.1%
1,473,881		KFC Holding Co., Term Loan—1st Lien, 3.835%, (3-month USLIBOR +1.750%), 4/3/2025	1,461,449
		Retailers—0.2%
1,741,250		Hanesbrands, Inc., Term Loan—1st Lien, 3.844%, (3-month USLIBOR +1.750%), 12/15/2024	1,742,347
		Technology—0.6%
1,492,500		DELL International LLC, Term Loan—1st Lien, 4.100%, (3-month USLIBOR +2.000%), 9/7/2023	1,487,142
980,038		Leidos Innovations Corp., Term Loan—1st Lien, 3.875%, (3-month USLIBOR +1.750%), 8/16/2023	984,938
1,250,000		Microchip Technology, Inc., Term Loan—1st Lien, 4.100%, (3-month USLIBOR +2.000%), 5/29/2025	1,250,262
2,766,950		Sensata Technologies B.V., Term Loan—1st Lien, 4.086%, (3-month USLIBOR +1.750%), 10/14/2021	2,772,719
497,500		TTM Technologies, Term Loan—1st Lien, 4.592%, (3-month USLIBOR +2.500%), 9/28/2024	496,570
		TOTAL	6,991,631
		Utility - Electric—0.1%
985,000		Dayton Power & Light Co., Term Loan—1st Lien, 4.100%, (3-month USLIBOR +2.000%), 8/24/2022	986,231
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $50,629,800)	50,664,017

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—59.6%
53,510,577	Federated Bank Loan Core Fund	$536,711,090
6,249,123	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[2]	6,249,749
10,347,567	Federated Project and Trade Finance Core Fund	93,955,905
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $646,754,101)	636,916,744
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $1,074,730,696)	1,063,103,878
	OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	5,868,094
	TOTAL NET ASSETS—100%	$1,068,971,972
At June 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
4U.S. Treasury Note 5-Year Short Futures	160	$18,178,750	September 2018	$(87,875)
4U.S. Treasury Note 10-Year Short Futures	150	$18,028,125	September 2018	$(149,382)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(237,257)
The average notional value of short futures contracts held by the Fund throughout the period was $40,813,984. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2018, were as follows:
	Federated Bank Loan Core Fund*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 3/31/2018	50,930,403	12,614,009	9,134,047	72,678,459
Purchases/Additions	2,580,174	65,390,191	1,213,520	69,183,885
Sales/Reductions	—	(71,755,077)	—	(71,755,077)
Balance of Shares Held 6/30/2018	53,510,577	6,249,123	10,347,567	70,107,267
Value	$536,711,090	$6,249,749	$93,955,905	$636,916,744
Change in Unrealized Appreciation/Depreciation	$(4,195,287)	$1,581	$201,439	$(3,992,267)
Net Realized Gain/(Loss)	$—	$62	$—	$62
Dividend Income	$7,259,841	$52,256	$1,016,069	$8,328,166
* At June 30, 2018, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Bank Loan Core Fund.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of Federated Bank Loan Core Fund (BLCORE), a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Investors, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 50.2% of its net assets at June 30, 2018. A copy of BLCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$733,885	$—	$733,885
Corporate Bonds	—	307,085,767	—	307,085,767
Asset-Backed Securities	—	39,127,235	—	39,127,235
Collateralized Mortgage Obligations	—	28,576,230	—	28,576,230
Floating Rate Loans	—	50,664,017	—	50,664,017
Investment Companies[1]	6,249,749	—	—	636,916,744
TOTAL SECURITIES	$6,249,749	$426,187,134	$—	$1,063,103,878
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(237,257)	—	—	(237,257)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(237,257)	$—	$—	$(237,257)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $630,666,995 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FRN	—Floating Rate Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
9
Federated Fund for U.S. Government Securities
Portfolio of Investments
June 30, 2018 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—89.2%
	Federal Home Loan Mortgage Corporation—37.0%
$1,451,958	3.000%, 3/1/2032	$1,445,376
2,352,710	3.000%, 12/1/2032	2,337,634
1,650,490	3.000%, 2/1/2033	1,641,976
6,009,432	3.000%, 8/1/2043	5,856,218
5,522,318	3.000%, 8/1/2046	5,352,187
1,703,767	3.000%, 11/1/2046	1,650,212
14,598,022	3.000%, 1/1/2047	14,139,162
3,556,681	3.000%, 1/1/2047	3,444,884
4,572,297	3.000%, 2/1/2047	4,428,576
4,676,777	3.500%, 4/1/2042	4,692,883
3,396,449	3.500%, 4/1/2042	3,408,146
2,650,219	3.500%, 7/1/2042	2,659,345
4,103,063	3.500%, 8/1/2042	4,117,193
2,132,536	3.500%, 9/1/2043	2,137,215
2,855,648	3.500%, 10/1/2046	2,849,420
1,922,168	3.500%, 11/1/2047	1,913,770
779,404	4.000%, 8/1/2025	799,624
6,246,367	4.000%, 12/1/2041	6,423,429
837,486	4.000%, 1/1/2042	861,225
1,495,686	4.000%, 4/1/2048	1,525,522
144,710	4.500%, 2/1/2024	148,854
359,662	4.500%, 6/1/2024	370,073
228,495	4.500%, 11/1/2039	240,209
602,931	4.500%, 4/1/2040	633,841
1,491,149	4.500%, 5/1/2040	1,567,594
855,404	4.500%, 5/1/2040	899,257
465,229	4.500%, 8/1/2040	488,934
1,212,599	4.500%, 9/1/2040	1,274,385
1,987,309	4.500%, 9/1/2040	2,088,569
1,802,443	4.500%, 9/1/2041	1,909,491
44,047	5.000%, 7/1/2020	44,659
605,963	5.000%, 1/1/2034	645,538
1,312,222	5.000%, 5/1/2034	1,398,307
147,279	5.000%, 2/1/2039	157,482
468,213	5.000%, 3/1/2039	500,647
324,921	5.000%, 7/1/2039	347,429
765,149	5.000%, 9/1/2039	818,152
1,305,014	5.000%, 10/1/2039	1,395,210
11,284	5.500%, 3/1/2021	11,588
3,496,548	5.500%, 5/1/2034	3,795,896
504,836	5.500%, 12/1/2035	548,687
557,709	5.500%, 5/1/2036	606,156
39,546	5.500%, 6/1/2036	43,054
639,827	5.500%, 6/1/2036	696,101
88,916	5.500%, 9/1/2037	96,848
1

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$36,836		6.000%, 2/1/2032	$40,809
294,296		6.500%, 10/1/2037	333,144
31,811		6.500%, 4/1/2038	36,010
45,999		6.500%, 10/1/2038	51,931
4,878		6.500%, 10/1/2038	5,540
293,880		7.000%, 12/1/2031	335,012
5,035		7.500%, 1/1/2021	5,262
89,631		7.500%, 1/1/2027	100,058
3,039		7.500%, 12/1/2029	3,485
78,806		7.500%, 5/1/2030	89,017
21,388		7.500%, 1/1/2031	24,582
112,116		7.500%, 2/1/2031	128,861
5,027		7.500%, 8/1/2031	5,796
		TOTAL	93,570,465
		Federal National Mortgage Association—46.3%
8,668,508	[1]	2.500%, 5/1/2028	8,509,619
1,741,108		2.500%, 3/1/2031	1,695,592
2,378,723		3.000%, 12/1/2032	2,367,103
2,371,153		3.000%, 12/1/2032	2,358,829
2,394,703		3.000%, 1/1/2033	2,384,502
2,468,983		3.000%, 10/1/2046	2,394,462
3,277,472		3.000%, 11/1/2046	3,177,012
2,455,724		3.000%, 1/1/2047	2,380,452
2,183,336		3.000%, 1/1/2047	2,116,413
1,067,114		3.000%, 2/1/2047	1,037,407
2,866,920		3.000%, 4/1/2047	2,779,044
472,565		3.500%, 12/1/2040	475,356
6,523,782		3.500%, 8/1/2042	6,550,071
4,359,946		3.500%, 9/1/2042	4,376,153
5,864,231		3.500%, 12/1/2042	5,886,029
868,706		3.500%, 12/1/2042	872,206
5,908,731		3.500%, 4/1/2043	5,940,850
904,857		3.500%, 5/1/2043	907,655
2,766,847		3.500%, 11/1/2045	2,765,459
1,274,244		3.500%, 7/1/2046	1,274,003
1,285,152		3.500%, 9/1/2046	1,284,909
2,468,047		3.500%, 1/1/2048	2,457,940
5,370,287		4.000%, 12/1/2031	5,530,487
1,437,715		4.000%, 2/1/2041	1,479,704
3,870,446		4.000%, 12/1/2041	3,983,486
5,450,602		4.000%, 3/1/2042	5,606,386
2,965,875		4.000%, 4/1/2042	3,051,106
3,872,173		4.000%, 1/1/2044	3,976,188
3,912,073		4.000%, 6/1/2044	4,011,658
1,491,261		4.000%, 2/1/2048	1,521,417
47,556		4.500%, 12/1/2019	47,813
1,376,999		4.500%, 10/1/2040	1,447,807
3,098,051		4.500%, 3/1/2041	3,256,391
120,358		4.500%, 6/1/2041	126,434
2

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,584,288	4.500%, 1/1/2042	$1,663,280
3,406,528	4.500%, 6/1/2044	3,571,053
2,852,875	4.500%, 2/1/2048	2,973,498
353,923	5.000%, 1/1/2024	367,446
1,570,501	5.000%, 7/1/2034	1,677,111
97,844	5.000%, 11/1/2035	104,582
390,312	5.000%, 1/1/2039	418,264
990,038	5.000%, 7/1/2039	1,060,940
228,190	5.000%, 10/1/2039	244,497
1,445,966	5.000%, 11/1/2039	1,549,293
499,875	5.000%, 12/1/2039	535,596
123,317	5.000%, 1/1/2040	132,129
752,947	5.500%, 9/1/2034	820,468
188,491	5.500%, 6/1/2035	205,083
181,921	5.500%, 8/1/2035	198,119
306,835	5.500%, 9/1/2037	334,578
12,756	6.000%, 10/1/2028	13,942
7,185	6.000%, 11/1/2028	7,865
571	6.000%, 12/1/2028	622
11,861	6.000%, 12/1/2028	12,692
20,614	6.000%, 12/1/2028	22,554
15,474	6.000%, 12/1/2028	16,852
12,774	6.000%, 12/1/2028	13,885
2,859	6.000%, 1/1/2029	3,107
15,933	6.000%, 1/1/2029	17,344
3,629	6.000%, 1/1/2029	3,951
619	6.000%, 1/1/2029	675
19,249	6.000%, 1/1/2029	20,966
963	6.000%, 3/1/2029	1,053
628	6.000%, 3/1/2029	688
63,882	6.000%, 5/1/2029	69,506
52,317	6.000%, 5/1/2029	57,000
825	6.000%, 11/1/2029	899
41,466	6.000%, 11/1/2029	45,342
7,820	6.000%, 4/1/2031	8,513
643,651	6.000%, 11/1/2034	711,508
46,883	6.000%, 5/1/2036	51,883
38,492	6.000%, 6/1/2036	42,644
78,289	6.000%, 7/1/2036	86,825
227,976	6.000%, 9/1/2037	253,114
160,809	6.000%, 2/1/2038	178,004
106,967	6.000%, 4/1/2038	118,462
51,240	6.500%, 5/1/2031	56,901
31,949	6.500%, 6/1/2031	35,469
58,808	6.500%, 4/1/2032	65,185
39,340	6.500%, 11/1/2035	43,723
263,935	6.500%, 9/1/2036	297,703
731,563	6.500%, 8/1/2037	826,076
94,692	7.000%, 8/1/2028	105,753
3

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$48,407	7.000%, 10/1/2028	$53,992
23,803	7.000%, 6/1/2029	26,851
213	7.000%, 11/1/2031	243
7,120	7.000%, 11/1/2031	8,108
2,874	7.000%, 12/1/2031	3,281
92,095	7.000%, 12/1/2031	104,477
6,411	7.000%, 12/1/2031	7,313
1,287	7.000%, 1/1/2032	1,461
1,110	7.500%, 1/1/2030	1,268
	TOTAL	117,283,580
	Government National Mortgage Association—5.9%
5,977,044	3.500%, 12/15/2040	6,006,795
1,573,170	3.500%, 2/20/2046	1,583,950
4,292,968	3.500%, 8/20/2047	4,310,311
305,707	5.000%, 11/20/2038	321,081
102,080	5.000%, 12/20/2038	109,542
181,798	5.000%, 5/20/2039	194,406
751,066	5.000%, 8/20/2039	802,037
336,475	5.000%, 9/20/2039	359,309
310,634	5.500%, 12/20/2038	337,362
259,437	6.000%, 9/20/2038	288,046
48,294	7.500%, 12/15/2023	52,106
11,944	7.500%, 1/15/2026	13,386
15,178	7.500%, 2/15/2026	16,804
208,808	7.500%, 2/15/2028	237,838
5,415	7.500%, 6/15/2029	6,058
3,816	7.500%, 7/15/2029	4,360
896	7.500%, 7/15/2029	1,021
1,707	7.500%, 7/15/2029	1,803
4,999	7.500%, 9/15/2029	5,735
636	7.500%, 9/15/2029	722
2,693	7.500%, 10/15/2029	3,025
11,507	7.500%, 10/15/2029	13,201
10,102	7.500%, 10/15/2029	11,562
6,118	7.500%, 10/15/2029	7,046
58,826	7.500%, 6/15/2030	67,737
32,536	7.500%, 6/15/2030	37,465
85,033	7.500%, 7/15/2030	97,914
79,432	8.250%, 10/15/2030	94,692
	TOTAL	14,985,314
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $225,338,815)	225,839,359
	ASSET-BACKED SECURITIES—3.8%
	Auto Receivables—3.0%
4,570,000	Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	4,579,004
2,900,000	Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	2,920,681
	TOTAL	7,499,685
	Other—0.8%
680,026	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	679,089
866,573	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	865,596
4

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$615,430		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	$613,899
		TOTAL	2,158,584
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,629,480)	9,658,269
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.2%
		Non-Agency Mortgage-Backed Securities—3.2%
259,062		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	193,259
721,137		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	711,615
1,743,400		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,717,117
90,439	[2]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	65,183
272,045		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	268,785
1,342,417		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,239,582
1,073,691		Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,088,434
2,748,193		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,712,046
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,324,273)	7,996,021
		COMMERCIAL MORTGAGE-BACKED SECURITY—1.0%
		Agency Commercial Mortgage-Backed Securities—1.0%
2,543,816		FHLMC REMIC K060 A1, 2.958%, 7/25/2026 (IDENTIFIED COST $2,594,632)	2,519,498
		U.S. TREASURY—0.9%
		U.S. Treasury Notes—0.9%
2,500,000		United States Treasury Notes, 2.250%, 11/15/2027 (IDENTIFIED COST $2,377,559)	2,374,056
		INVESTMENT COMPANY—1.8%
4,490,604		Federated Government Obligations Fund, Premier Shares, 1.79%[3] (IDENTIFIED COST $4,490,604)	4,490,604
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $252,755,363)	252,877,807
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	280,829
		TOTAL NET ASSETS—100%	$253,158,636
Affiliated fund holdings are investment companies which are managed by Federated Investment the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 3/31/2018	3,291,650
Purchases/Additions	13,623,373
Sales/Reductions	(12,424,419)
Balance of Shares Held 6/30/2018	4,490,604
Value	$4,490,604
Change in Unrealized Appreciation/Depreciation	NA
Net Realized Gain/(Loss)	NA
Dividend Income	$11,224
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
5

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
6

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$225,839,359	$—	$225,839,359
Asset-Backed Securities	—	9,658,269	—	9,658,269
Collateralized Mortgage Obligations	—	7,996,021	—	7,996,021
Commercial Mortgage-Backed Security	—	2,519,498	—	2,519,498
U.S. Treasury	—	2,374,056	—	2,374,056
Investment Company	4,490,604	—	—	4,490,604
TOTAL SECURITIES	$4,490,604	$248,387,203	$—	$252,877,807
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
7

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2018